Guardian Capital Dividend Growth Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
1
Common Stocks — 98.90% Shares Fair Value
Canada — 3.51%
Financials — 3.51%
Royal Bank of Canada
(a)
12,960 $ 1,707,594
Total Canada 1,707,594
Denmark — 1.62%
Health Care — 1.62%
Novo Nordisk A/S - ADR 11,393 786,345
Total Denmark 786,345
France — 11.09%
Energy — 2.55%
TotalEnergies S.E. - ADR 20,209 1,240,631
Financials — 5.50%
AXA S.A. 54,397 2,669,875
Health Care — 0.62%
Sanofi - ADR 6,220 300,488
Industrials — 2.42%
Schneider Electric S.E. - ADR 22,031 1,176,015
Total France 5,387,009
Germany — 4.63%
Financials — 4.63%
Allianz S.E. 5,555 2,251,443
Total Germany 2,251,443
India — 1.06%
Financials — 1.06%
ICICI Bank Ltd. - ADR 15,355 516,542
Total India 516,542
Ireland — 1.82%
Technology — 1.82%
Accenture PLC, Class A 2,956 883,519
Total Ireland 883,519
Netherlands — 6.48%
Technology — 6.48%
ASML Holding N.V. 1,765 1,414,453
Wolters Kluwer N.V. - ADR 10,408 1,736,679
Total Netherlands 3,151,132
United Kingdom — 3.05%
Consumer Staples — 0.98%
Unilever PLC - ADR 7,767 475,107

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
2
Common Stocks — 98.90%(continued) Shares Fair Value
United Kingdom — 3.05% (continued)
Health Care — 2.07%
AstraZeneca PLC - ADR 14,406 $ 1,006,690
Total United Kingdom 1,481,797
United States — 65.64%
Communications — 4.75%
Alphabet, Inc., Class A 7,206 1,269,913
Meta Platforms, Inc., Class A 1,412 1,042,183
2,312,096
Consumer Discretionary — 5.88%
Darden Restaurants, Inc. 1,671 364,228
Home Depot, Inc. (The) 2,438 893,868
McDonald's Corp. 2,803 818,953
TJX Companies, Inc. (The) 6,335 782,309
2,859,358
Consumer Staples — 6.44%
Costco Wholesale Corp. 2,564 2,538,206
Procter & Gamble Co. (The) 3,721 592,830
3,131,036
Energy — 8.01%
EOG Resources, Inc. 2,814 336,583
Shell PLC - ADR 17,285 1,217,037
Williams Cos., Inc. (The) 37,231 2,338,478
3,892,098
Financials — 4.59%
Hartford Financial Services Group, Inc. (The) 8,104 1,028,154
MasterCard, Inc., Class A 2,150 1,208,171
2,236,325
Health Care — 4.31%
AbbVie, Inc. 4,042 750,276
Amgen, Inc. 1,255 350,409
Johnson & Johnson 6,542 999,291
2,099,976
Industrials — 8.36%
Illinois Tool Works, Inc. 1,264 312,524
Parker-Hannifin Corp. 684 477,753
Republic Services, Inc. 6,674 1,645,875
W.W. Grainger, Inc. 474 493,074
Waste Management, Inc. 4,967 1,136,549
4,065,775
Materials — 1.49%
Air Products & Chemicals, Inc. 2,575 726,305
Real Estate — 2.41%
Equinix, Inc. 1,473 1,171,727

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
3
Common Stocks — 98.90%(continued) Shares Fair Value
United States — 65.64% (continued)
Technology — 18.30%
Apple, Inc. 9,508 $ 1,950,757
Broadcom, Inc. 12,808 3,530,526
Microsoft Corp. 6,132 3,050,118
Motorola Solutions, Inc. 864 363,277
8,894,678
Utilities — 1.10%
WEC Energy Group, Inc. 5,140 535,588
Total United States 31,924,962
Total  Common Stocks
  (Cost $40,140,128) 48,090,343
Money Market Funds - 0.98%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 4.09%
(b)
478,301 478,301
Total Money Market Funds
    (Cost $478,301) 478,301
Total Investments — 99.88%
    (Cost $40,618,429) 48,568,644
Other Assets in Excess of Liabilities  —  0.12% 59,002
Net Assets — 100.00% $ 48,627,646
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2025.
ADR - American Depositary Receipt

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Common Stocks — 98.58% Shares Fair Value
China — 5.38%
Consumer Discretionary — 5.38%
Yum China Holdings, Inc. 87,035 $ 3,891,335
Total China 3,891,335
Denmark — 10.01%
Health Care — 4.93%
Coloplast A/S, Class B 11,410 1,083,788
Novo Nordisk A/S, Class B 35,723 2,479,456
3,563,244
Materials — 5.08%
Novozymes A/S, Class B 51,315 3,679,142
Total Denmark 7,242,386
France — 14.17%
Consumer Staples — 5.43%
L'Oréal S.A. 9,189 3,929,948
Health Care — 5.66%
EssilorLuxottica S.A. 14,949 4,100,850
Technology — 3.08%
Dassault Systems SE 61,530 2,227,111
Total France 10,257,909
Ireland — 3.17%
Technology — 3.17%
Accenture PLC, Class A 7,692 2,299,062
Total Ireland 2,299,062
Japan — 1.05%
Industrials — 1.05%
Keyence Corp. 1,900 763,008
Total Japan 763,008
Switzerland — 2.63%
Consumer Staples — 2.63%
Nestle S.A. 19,138 1,901,498
Total Switzerland 1,901,498
United Kingdom — 7.71%
Consumer Staples — 4.41%
Reckitt Benckiser Group PLC 46,897 3,189,506
Industrials — 3.30%
Intertek Group PLC
(a)
36,634 2,383,402
Total United Kingdom 5,572,908

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Common Stocks — 98.58%(continued) Shares Fair Value
United States — 54.46%
Communications — 8.36%
Booking Holdings, Inc. 1,045 $ 6,049,756
Consumer Discretionary — 2.53%
Nike, Inc., Class B 25,769 1,830,630
Consumer Staples — 4.11%
Colgate-Palmolive Co. 32,757 2,977,611
Financials — 14.04%
CME Group, Inc. 21,753 5,995,562
MasterCard, Inc., Class A 7,409 4,163,413
10,158,975
Health Care — 9.37%
Illumina, Inc.
(a)
17,732 1,691,810
UnitedHealth Group, Inc. 9,533 2,974,010
Waters Corp.
(a)
6,047 2,110,645
6,776,465
Industrials — 2.29%
Verisk Analytics, Inc. 5,318 1,656,557
Technology — 13.76%
Adobe, Inc.
(a)
4,492 1,737,865
Automatic Data Processing, Inc. 6,514 2,008,918
MarketAxess Holdings, Inc. 13,224 2,953,448
Microsoft Corp. 6,555 3,260,522
9,960,753
Total United States 39,410,747
Total  Common Stocks
  (Cost $62,892,427) 71,338,853
Money Market Funds - 1.19%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio,
Institutional Class, 4.16%
(b)
858,837 858,837
Total Money Market Funds
    (Cost $858,837) 858,837
Total Investments — 99.77%
    (Cost $63,751,264) 72,197,690
Other Assets in Excess of Liabilities  —  0.23% 165,134
Net Assets — 100.00% $ 72,362,824
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2025.

Alta Quality Growth Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Common Stocks — 99 .10 % Shares Fair Value
Argentina — 2 .02%
Consumer Discretionary — 2 .02%
MercadoLibre, Inc.
(a)
400 $ 1,045,452
Total Argentina 1,045,452
Denmark — 1 .29%
Health Care — 1 .29%
Novo Nordisk A/S - ADR 9,650 666,043
Total Denmark 666,043
Netherlands — 2 .85%
Technology — 2 .85%
ASML Holding N.V. 1,835 1,470,551
Total Netherlands 1,470,551
United States — 92 .94%
Communications — 15 .14%
Alphabet, Inc., Class A 17,480 3,080,500
Booking Holdings, Inc. 314 1,817,821
Meta Platforms, Inc., Class A 2,350 1,734,512
VeriSign, Inc.
(a)
4,119 1,189,567
7,822,400
Consumer Discretionary — 15 .37%
Amazon.com, Inc.
(a)
13,755 3,017,709
AutoZone, Inc.
(a)
385 1,429,209
Copart, Inc.
(a)
18,965 930,613
Home Depot, Inc. (The) 2,720 997,261
TJX Companies, Inc. (The) 12,660 1,563,383
7,938,175
Financials — 11 .74%
Berkshire Hathaway, Inc., Class B
(a)
1,585 769,945
Kinsale Capital Group, Inc. 2,100 1,016,190
MasterCard, Inc., Class A 3,200 1,798,208
S&P Global, Inc. 2,630 1,386,773
Visa, Inc., Class A 3,073 1,091,069
6,062,185
Health Care — 7 .32%
Thermo Fisher Scientific, Inc. 2,800 1,135,288
UnitedHealth Group, Inc. 3,910 1,219,803
Zoetis, Inc., Class A 9,150 1,426,942
3,782,033
Industrials — 5 .24%
Amphenol Corp., Class A 22,000 2,172,500
Waste Management, Inc. 2,346 536,812
2,709,312

Alta Quality Growth Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Common Stocks — 99.10%(continued) Shares Fair Value
United States — 92.94% (continued)
Materials — 2 .33%
Sherwin-Williams Co. (The) 3,500 $ 1,201,760
Technology — 35 .80%
Adobe Systems, Inc.
(a)
4,460 1,725,485
Apple, Inc. 9,900 2,031,183
Autodesk, Inc.
(a)
5,060 1,566,424
Booz Allen Hamilton Holding Corp. 8,330 867,403
Broadcom, Inc. 7,220 1,990,193
Fiserv, Inc.
(a)
8,900 1,534,449
Intuit, Inc. 2,100 1,654,023
Microsoft Corp. 8,050 4,004,150
NVIDIA Corp. 19,750 3,120,302
18,493,612
Total United States 48,009,477
Total Common Stocks/Investments — 99.10%
    (Cost $38,304,038) 51,191,523
Other Assets in Excess of Liabilities  —  0.90% 464,881
Net Assets — 100.00% $ 51,656,404
(a) Non-income producing security.
ADR - American Depositary Receipt